Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000050458 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000050458 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000050458 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050457 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000050457 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000050457 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196983 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000196983 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000196983 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201703 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000201703 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000201703 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050456 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000050456 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000050456 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050455 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000050455 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000050455 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196982 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000196982 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000196982 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201702 | Underlying Funds
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000201702 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000201702 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000058009 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000058009 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000058009 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000058009 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000058009 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000058009 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000058009 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058009 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058009 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058009 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000058010 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000058010 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000058010 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000058010 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000058010 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000058010 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000058010 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058010 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058010 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058010 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000058011 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000058011 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000058011 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000058011 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000058011 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000058011 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000058011 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058011 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058011 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058011 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000058013 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000058013 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000058013 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000058013 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000058013 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000058013 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000058013 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058013 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058013 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058013 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000159659 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000159659 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000159659 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159659 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000159659 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159659 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159659 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159659 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159659 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159659 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000058012 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000058012 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000058012 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000058012 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000058012 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000058012 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000058012 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058012 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058012 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058012 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000201808 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000201808 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000201808 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000201808 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000201808 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000201808 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000201808 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000201808 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201808 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201808 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025455 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000025455 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025455 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025455 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025455 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025455 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025455 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025455 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025455 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025455 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025457 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000025457 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025457 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025457 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025457 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025457 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025457 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025457 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025457 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025457 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025453 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000025453 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025453 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025453 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025453 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025453 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025453 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025453 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025453 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025453 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025454 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000025454 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025454 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025454 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025454 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025454 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025454 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025454 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025454 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025454 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055744 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000055744 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000055744 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000055744 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000055744 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000055744 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000055744 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055744 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055744 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000055744 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159652 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000159652 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000159652 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159652 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000159652 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000159652 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000159652 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159652 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159652 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159652 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055743 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000055743 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000055743 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000055743 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000055743 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000055743 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000055743 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055743 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055743 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000055743 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201801 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000201801 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000201801 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000201801 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000201801 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000201801 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000201801 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000201801 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201801 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000201801 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025491 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000025491 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025491 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025491 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025491 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000025491 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025491 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025491 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025491 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025491 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025493 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000025493 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025493 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025493 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025493 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000025493 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025493 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025493 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025493 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025489 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000025489 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025489 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025489 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025489 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000025489 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025489 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025489 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025489 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025489 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025490 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000025490 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025490 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025490 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025490 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000025490 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025490 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025490 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025490 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025490 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055754 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000055754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000055754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055754 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000055754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000055754 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055754 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055754 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055754 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161552 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000161552 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161552 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000161552 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161552 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000161552 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000161552 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161552 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161552 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161552 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055753 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000055753 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000055753 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055753 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055753 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000055753 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000055753 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055753 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055753 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055753 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200233 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000200233 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000200233 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000200233 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200233 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000200233 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000200233 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200233 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200233 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200233 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198881 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198881 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000198881 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000198881 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000198881 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000198881 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000198881 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000198881 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198881 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198882 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198882 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000198882 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000198882 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000198882 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000198882 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000198882 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000198882 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198882 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198883 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000198883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000198883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000198883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000198883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000198883 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000198883 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198884 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000198884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000198884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000198884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000198884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000198884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000198884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198886 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198886 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000198886 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000198886 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000198886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000198886 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000198886 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000198886 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198886 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205965 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205965 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000205965 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000205965 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000205965 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000205965 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000205965 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205965 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205965 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025497 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025497 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000025497 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025497 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000025497 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025497 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000025497 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000025497 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025497 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025497 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025499 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025499 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000025499 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025499 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000025499 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025499 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000025499 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000025499 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025499 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025499 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025495 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025495 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000025495 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025495 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000025495 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025495 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000025495 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000025495 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025495 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025495 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025496 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025496 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000025496 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025496 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000025496 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025496 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000025496 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000025496 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025496 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025496 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055756 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000055756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000055756 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000055756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000055756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055756 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161553 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161553 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000161553 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000161553 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000161553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000161553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161553 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161553 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055755 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000055755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000055755 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000055755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000055755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055755 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200234 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200234 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000200234 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200234 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000200234 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200234 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000200234 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000200234 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200234 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200234 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025473 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025473 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000025473 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025473 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025473 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000025473 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025473 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025473 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025473 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025473 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025475 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025475 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000025475 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025475 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025475 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000025475 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025475 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025475 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025475 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025475 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025471 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025471 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000025471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025471 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000025471 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025471 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025471 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025471 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025471 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025472 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025472 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000025472 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025472 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025472 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000025472 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025472 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025472 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025472 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025472 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055750 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055750 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000055750 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055750 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000055750 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000055750 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000055750 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055750 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000055750 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055750 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159655 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159655 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000159655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000159655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000159655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000159655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159655 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159655 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055749 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055749 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000055749 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055749 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000055749 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000055749 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000055749 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055749 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000055749 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055749 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201804 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201804 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000201804 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201804 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000201804 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000201804 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000201804 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201804 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201804 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201804 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025597 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025597 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000025597 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025597 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025597 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025597 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025599 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025599 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000025599 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025599 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025599 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025599 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025595 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025595 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000025595 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025595 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025595 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025595 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025596 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025596 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000025596 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025596 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025596 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025596 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092626 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092626 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000092626 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000092626 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000092626 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000092626 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000196989 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196989 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000196989 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000196989 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000196989 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000196989 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200235 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200235 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000200235 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200235 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200235 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000200235 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081145 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000081145 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000081145 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000081145 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081145 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000081145 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000081145 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000081145 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081145 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081145 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081146 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000081146 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000081146 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000081146 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081146 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000081146 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000081146 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000081146 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081146 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081146 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081147 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000081147 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000081147 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000081147 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081147 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000081147 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000081147 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000081147 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081147 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081147 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081149 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000081149 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000081149 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000081149 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081149 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000081149 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000081149 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000081149 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081149 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081149 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000161554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000161554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000161554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000161554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000161554 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000161554 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161554 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161554 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081148 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000081148 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000081148 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000081148 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081148 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000081148 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000081148 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000081148 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081148 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081148 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201809 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000201809 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000201809 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000201809 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000201809 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000201809 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000201809 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000201809 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000201809 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000201809 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025461 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025461 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000025461 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025461 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025461 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025461 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025461 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025461 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000025461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025463 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025463 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000025463 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025463 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025463 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025463 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025463 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025463 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000025463 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025459 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025459 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000025459 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025459 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025459 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025459 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025459 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025459 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025459 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000025459 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025460 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025460 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000025460 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025460 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025460 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025460 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025460 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025460 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025460 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000025460 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055746 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000055746 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000055746 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055746 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055746 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000055746 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000055746 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000055746 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000055746 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055746 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159653 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000159653 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000159653 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159653 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159653 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000159653 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000159653 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159653 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159653 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000159653 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055745 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000055745 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000055745 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055745 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055745 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000055745 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000055745 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000055745 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000055745 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055745 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000201802 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000201802 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000201802 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000201802 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000201802 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000201802 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000201802 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000201802 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000201802 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000201802 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158768 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158768 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000158768 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158768 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158768 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000158768 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000158768 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158768 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158768 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158768 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158769 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158769 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000158769 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158769 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158769 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000158769 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000158769 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158769 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158769 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158769 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158770 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158770 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000158770 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158770 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158770 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000158770 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000158770 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158770 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158770 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158770 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158771 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000158771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158771 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000158771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000158771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158771 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158771 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158773 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158773 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000158773 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158773 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158773 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000158773 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000158773 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158773 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158773 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158773 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158772 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158772 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000158772 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158772 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158772 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000158772 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000158772 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158772 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158772 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158772 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000201811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000201811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000201811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000201811 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000201811 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000201811 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000201811 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000201811 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000201811 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000025467 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000025467 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000025467 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025467 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025467 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000025467 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025467 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025467 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025467 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025467 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025469 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000025469 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000025469 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025469 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025469 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000025469 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025469 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025469 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025469 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025469 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025465 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000025465 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000025465 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025465 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025465 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000025465 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025465 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025465 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025465 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025465 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025466 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000025466 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000025466 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025466 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000025466 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000025466 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025466 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025466 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025466 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025466 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055748 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000055748 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000055748 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000055748 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000055748 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000055748 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000055748 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055748 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000055748 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159654 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000159654 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000159654 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159654 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000159654 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000159654 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159654 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159654 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000159654 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159654 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055747 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000055747 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000055747 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000055747 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000055747 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000055747 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000055747 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055747 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000055747 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055747 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000201803 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000201803 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000201803 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000201803 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000201803 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000201803 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000201803 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000201803 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000201803 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201803 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025485 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025485 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000025485 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025485 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000025485 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025485 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025485 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025485 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025485 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025485 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025487 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025487 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000025487 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025487 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000025487 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025487 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025487 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025487 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025487 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025487 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025483 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025483 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000025483 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025483 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000025483 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025483 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025483 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025483 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025483 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025483 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025484 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025484 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000025484 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025484 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000025484 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025484 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025484 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025484 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025484 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025484 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000055751 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055751 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000055751 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055751 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000055751 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000055751 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055751 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055751 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055751 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055751 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000159657 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000159657 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000159657 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159657 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000159657 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159657 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000159657 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000159657 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000159657 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000159657 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000055752 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000055752 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000055752 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055752 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000055752 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000055752 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055752 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055752 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055752 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055752 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201806 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000201806 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000201806 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201806 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000201806 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000201806 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000201806 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000201806 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000201806 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000201806 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025503 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025503 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000025503 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000025503 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025503 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025503 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025503 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025503 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025503 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025503 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025505 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025505 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000025505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000025505 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025505 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025505 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025505 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025505 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025505 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025501 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025501 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000025501 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000025501 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025501 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025501 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025501 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025501 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025501 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025501 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025502 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025502 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000025502 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000025502 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025502 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025502 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025502 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025502 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025502 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025502 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055758 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000055758 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000055758 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000055758 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055758 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000055758 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000055758 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055758 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055758 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055758 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159658 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000159658 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000159658 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000159658 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000159658 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000159658 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159658 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159658 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159658 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159658 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055757 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000055757 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000055757 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000055757 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055757 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000055757 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000055757 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055757 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055757 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055757 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201807 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000201807 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000201807 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000201807 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000201807 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000201807 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000201807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000201807 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201807 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000201807 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136623 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136623 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000136623 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136623 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136623 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000136623 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136623 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000136623 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136623 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000136623 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136624 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136624 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000136624 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136624 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136624 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000136624 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136624 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000136624 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136624 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000136624 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000136625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000136625 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000136625 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000136625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136626 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136626 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000136626 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136626 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136626 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000136626 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136626 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000136626 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136626 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000136626 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000161556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000161556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000161556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000161556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000161556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000161556 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000161556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136627 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136627 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000136627 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000136627 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136627 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000136627 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000136627 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136627 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000136627 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000201810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000201810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201810 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000201810 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000201810 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000201810 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000201810 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%